Organization (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING EXPENSES
General and administrative expense	$ 52,579	$ 59,322	$ 107,988
Operating Expenses	52,579	59,322	107,988
LOSS FROM OPERATIONS	(52,579)	(59,322)	(107,988)
OTHER INCOME/(EXPENSE)
Interest income	167	275	497
Total other income/(expense)	167	275	497
INCOME TAX
NET LOSS	(52,412)	(59,047)	$ (107,491)
Beijing Guangwang Hetong [Member]
OPERATING EXPENSES
General and administrative expense	233	362
Operating Expenses	233	362
LOSS FROM OPERATIONS	(233)	(362)
OTHER INCOME/(EXPENSE)
Interest income	2	4
Total other income/(expense)	(231)	(358)
INCOME TAX
NET LOSS	$ (231)	$ (358)